ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of accrued expenses and other current liabilities - additional disclosures (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Nov. 30, 2025	Oct. 31, 2022
ACCRUED EXPENSES AND OTHER LIABILITIES
Right-of-use assets under finance leases	¥ 3,582,878	$ 512,345
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Camelot Group
ACCRUED EXPENSES AND OTHER LIABILITIES
Camelot group			7.77%	9.50%